SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of products and services [line items]
Revenue	$ 18,286	$ 12,829	$ 34,696	$ 29,415
Assets	349,217		349,217		$ 343,696
United States
Disclosure of products and services [line items]
Revenue	4,294	4,111	9,023	8,650
Assets	161,103		161,103		159,684
Canada
Disclosure of products and services [line items]
Revenue	1,793	1,330	3,289	2,813
Assets	39,847		39,847		36,403
United Kingdom
Disclosure of products and services [line items]
Revenue	5,385	2,458	9,532	7,413
Assets	34,306		34,306		31,598
Brazil
Disclosure of products and services [line items]
Revenue	934	767	1,699	1,626
Assets	22,014		22,014		20,675
Other Europe
Disclosure of products and services [line items]
Revenue	2,162	1,273	3,902	2,869
Assets	21,650		21,650		22,267
Australia
Disclosure of products and services [line items]
Revenue	1,547	1,316	2,922	2,611
Assets	21,433		21,433		22,000
India
Disclosure of products and services [line items]
Revenue	615	183	1,202	425
Assets	20,550		20,550		21,438
Other Asia
Disclosure of products and services [line items]
Revenue	626	588	1,307	1,009
Assets	9,521		9,521		9,343
Colombia
Disclosure of products and services [line items]
Revenue	467	357	928	877
Assets	10,279		10,279		10,919
Other
Disclosure of products and services [line items]
Revenue	463	$ 446	892	$ 1,122
Assets	$ 8,514		$ 8,514		$ 9,369